RELATED PARTIES, Related Party Loans (Q2) (Details) - USD ($)	3 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Related Party Loans [Abstract]
Notes Payable, Related Party, Type [Extensible Enumeration]	Sponsor, Affiliate of Sponsor, or Certain Company Officers and Directors [Member]	Sponsor, Affiliate of Sponsor, or Certain Company Officers and Directors [Member]		Sponsor, Affiliate of Sponsor, or Certain Company Officers and Directors [Member]	Sponsor, Affiliate of Sponsor, or Certain Company Officers and Directors [Member]
Deposit to Trust Account to exercise three-month extension	$ 480,000	$ 480,000	$ 0	$ 281,520,000	$ 0
Sponsor, Affiliate of Sponsor, or Certain Company Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Loans [Abstract]
Related party transaction amount		$ 1,500,000			$ 1,500,000
Share price (in dollars per share)	$ 1	$ 1			$ 1
Related parties, outstanding amount	$ 0	$ 0		$ 0	$ 0